UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS JULY 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 85.3%
Communications - 2.7%
1,550	Verizon Communications, Inc.	$78,151
Consumer Discretionary - 3.3%
1,900	Murphy USA, Inc. (a)	93,898
Consumer Staples - 10.7%
1,400	Alico, Inc.	51,674
1,700	Campbell Soup Co.	70,703
3,400	ConAgra Foods, Inc.	102,442
1,400	Dr. Pepper Snapple Group, Inc.	82,264
		307,083
Energy - 8.8%
1,000	Apache Corp.	102,660
5,000	Bolt Technology Corp.	85,350
500	Chevron Corp.	64,620
		252,630
Financials - 5.7%
10,000	Aegon NV, ADR	81,200
8,000	Susquehanna Bancshares, Inc.	81,440
		162,640
Health Care - 10.7%
1,000	Edwards Lifesciences Corp. (a)	90,250
1,000	Eli Lilly & Co.	61,060
1,300	Hanger, Inc. (a)	41,145
4,000	Osiris Therapeutics, Inc. (a)	59,200
500	Teleflex, Inc.	53,870
		305,525
Industrials - 9.6%
3,200	Aegion Corp. (a)	73,312
1,500	CH Robinson Worldwide, Inc.	101,190
1,500	General Electric Co.	37,725
1,000	Triumph Group, Inc.	63,350
		275,577
Materials - 8.5%
1,750	Allegheny Technologies, Inc.	65,887
2,293	Ampco-Pittsburgh Corp.	46,250
2,000	Freeport-McMoRan, Inc.	74,440
1,250	The Mosaic Co.	57,638
		244,215
Technology - 22.9%
1,500	Badger Meter, Inc.	74,850
3,200	Corning, Inc.	62,880
2,000	eBay, Inc. (a)	105,600
1,500	Ebix, Inc.	18,840
800	F5 Networks, Inc. (a)	90,072
8,000	II-VI, Inc. (a)	109,760
500	International Business Machines Corp.	95,835
1,400	NetScout Systems, Inc. (a)	59,542
15,000	Schmitt Industries, Inc. (a)	39,750
		657,129
Utilities - 2.4%
1,000	National Fuel Gas Co.	68,910

Total Common Stock (Cost $2,281,159)	2,445,758

Money Market Funds - 14.5%
414,703	Dreyfus Treasury Prime Cash Management, 0.00% (b) (Cost $414,703)	414,703

Total Investments - 99.8% (Cost $2,695,862)*	$2,860,461
Other Assets & Liabilities, Net – 0.2%	5,087
Net Assets – 100.0%	$2,865,548

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of July 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$224,543
Gross Unrealized Depreciation	(59,944)
Net Unrealized Appreciation	$164,599

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,445,758
Level 2 - Other Significant Observable Inputs	414,703
Level 3 - Significant Unobservable Inputs	-
Total	$2,860,461

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer
Date:	August 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer
Date:	August 12, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	August 12, 2014